Long-term debt - Contract Amounts (Details) $ / shares in Units, R in Millions, $ in Millions		1 Months Ended	2 Months Ended		12 Months Ended
	Jul. 23, 2025 USD ($)	Apr. 30, 2026 ZAR (R)	Aug. 31, 2025 ZAR (R)	Aug. 31, 2025 USD ($)	Jun. 30, 2026 ZAR (R)	Jun. 30, 2026 USD ($) $ / shares	Apr. 30, 2026 USD ($)	Jul. 23, 2025 ZAR (R)	Jun. 30, 2025 ZAR (R)	Jun. 30, 2025 $ / shares	Nov. 30, 2022 $ / shares	Nov. 08, 2022 USD ($)
Long-term debt
Available facilities					R 52,297
Available cash excluding restricted cash					40,103
Total funds available for use					92,400
Utilised facilities					93,478				R 103,723
Interest accrued on borrowings					1,552				1,505
Unamortised loan costs					(342)				(392)
Cumulative fair value gains and foreign exchange movements on convertible bond and embedded derivative financial liability					(739)				(1,517)
Total debt (including bank overdraft)					93,949				103,319
Long-term debt					67,874				88,554
Short-term debt					25,648				14,757
Short-term debt					1,148				666
Short-term portion					24,500				14,091
Bank overdraft					118				1
Convertible bond derivative financial liability					309				7
Commercial paper
Long-term debt
Short-term portion					1,200
US Dollar Bond September 2026
Long-term debt
Short-term portion					R 10,700	$ 650
US Dollar Convertible Bond, November 2027
Long-term debt
Contract amount | $												$ 750
Short-term portion | $						$ 750
Rand Bond
Long-term debt
Maturity term					5 years
Group treasury facilities | Commercial paper
Long-term debt
Contract amount					R 15,000
Available facilities					11,378
Utilised facilities					R 3,622				4,434
Group treasury facilities | Commercial paper | Variable | 3 month Jibar | Minimum
Long-term debt
Adjustment to interest rate basis					1.42%	1.42%
Group treasury facilities | Commercial paper | Variable | 3 month Jibar | Maximum
Long-term debt
Adjustment to interest rate basis					1.59%	1.59%
Group treasury facilities | Commercial banking facilities
Long-term debt
Contract amount					R 7,450
Available facilities					7,450
Group treasury facilities | Revolving credit facility
Long-term debt
Contract amount					32,574	$ 1,987
Available facilities					R 32,574
Utilised facilities									8,875
Amount repaid			R 8,400	$ 500
Group treasury facilities | Revolving credit facility | Variable | SOFR + Credit Adj
Long-term debt
Adjustment to interest rate basis					1.45%	1.45%
Debt arrangements | Term loan
Long-term debt
Contract amount					R 16,107	$ 982
Utilised facilities					R 16,107				17,439
Debt arrangements | Term loan | Variable | SOFR + Credit Adj
Long-term debt
Adjustment to interest rate basis					1.65%	1.65%
Debt arrangements | US Dollar Bond September 2026
Long-term debt
Contract amount					R 10,656	$ 650
Utilised facilities					R 10,656				11,538
Debt arrangements | US Dollar Bond September 2026 | Fixed interest rates
Long-term debt
Interest rate					4.38%	4.38%
Debt arrangements | US Dollar Convertible Bond, November 2027
Long-term debt
Contract amount					R 12,295	$ 750
Utilised facilities					R 12,295				13,313
Conversion price | $ / shares						$ 18.79				$ 18.79	$ 20.39
Effective interest rate for bond component					8.50%	8.50%
Debt arrangements | US Dollar Convertible Bond, November 2027 | Fixed interest rates
Long-term debt
Interest rate					4.50%	4.50%
Debt arrangements | US Dollar Bond September 2028
Long-term debt
Contract amount					R 5,475	$ 334
Utilised facilities					R 5,475				13,313
Debt arrangements | US Dollar Bond September 2028 | Fixed interest rates
Long-term debt
Interest rate					6.50%	6.50%
Debt arrangements | US Dollar Bond, May 2029
Long-term debt
Contract amount					R 10,918	$ 666
Utilised facilities					R 10,918				17,750
Debt arrangements | US Dollar Bond, May 2029 | Fixed interest rates
Long-term debt
Interest rate					8.75%	8.75%
Debt arrangements | US Dollar Bond March 2031
Long-term debt
Contract amount					R 13,934	$ 850
Utilised facilities					R 13,934				15,088
Debt arrangements | US Dollar Bond March 2031 | Fixed interest rates
Long-term debt
Interest rate					5.50%	5.50%
Debt arrangements | US Dollar Bond April 2033
Long-term debt
Contract amount		R 12,300			R 12,295	$ 750	$ 750
Utilised facilities					R 12,295
Debt arrangements | US Dollar Bond April 2033 | Fixed interest rates
Long-term debt
Interest rate					8.75%	8.75%
Debt arrangements | Rand Bond
Long-term debt
Contract amount					R 5,327
Utilised facilities					R 5,327
Debt arrangements | Rand Bond | Sasol Financing International Limited
Long-term debt
Contract amount								R 5,300
Proceeds from issue of bonds | $	$ 300
Maturity term	5 years
Debt arrangements | Rand Bond | Variable | 3 month Jibar
Long-term debt
Adjustment to interest rate basis					3.70%	3.70%
Debt arrangements | Us Dollar Bond Due September 2028 And May 2029
Long-term debt
Amount repaid		R 12,300
Specific project asset finance | Energy - Natref
Long-term debt
Contract amount					R 2,482
Available facilities					895
Utilised facilities					1,587				1,266
Other debt arrangements
Long-term debt
Utilised facilities					R 1,262				R 707